Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2011
Financial Expenses, Net [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2011	2010	2009
Expenses:
Interest on long-term bank debt	$(7,214)	$(6,968)	$(8,723)
Interest on Series A Notes	(5,753)	(4,395)	-
Interest on short-term bank credit and loans	(3,802)	(1,699)	(1,445)
Gain (loss) on marketable securities	(2,464)	-	1,292
Gain (loss) from exchange rate differences and capitalization	7,565	(9,094)	(699)
Other	(10,839)	(4,330)	(12,260)
	$(22,507)	(26,486)	(21,835)
Income:
Interest on cash, cash equivalents and bank deposits	2,579	3,224	3,020
Other	6,359	2,011	3,230
	8,938	5,235	6,250
	$(13,569)	$(21,251)	$(15,585)